INCOME TAXES - Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets
Accruals not yet deductible for tax purposes	$ 82.1	$ 56.2
Net operating loss carryforwards	82.4	75.7
U.S., Non-U.S. and state tax credits	12.2	3.2
Employee benefit items	46.4	38.0
Intercompany losses	36.0	35.8
Intercompany interest	34.7	26.0
Lease liability	16.0	20.7
Other	8.4	7.6
Gross deferred tax assets	318.2	263.2
Less: Valuation allowance	(79.5)	(102.1)
Total deferred tax assets	238.7	161.1
Deferred Tax Liabilities
Depreciation and amortization	(33.7)	(26.3)
Unremitted foreign earnings	(1.1)	(1.7)
Intangibles	(324.4)	(291.4)
Other		8.3
Total deferred tax liabilities	(359.2)	(327.7)
Net deferred tax liability	$ (120.5)	$ (166.6)